Subordinated Liabilities - Undated and dated loan capital (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2020	Dec. 31, 2019
26. Subordinated liabilities
Opening balance as at 1 January	£ 33,425	£ 35,327
Issuances	(3,856)	(6,785)	[1]	£ (221)	[1]
Redemptions	(5,954)	(7,804)
Other	678	(883)
Closing balance as at 31 December	32,005	33,425		35,327
Undated subordinated liabilities						£ 905	£ 1,073
Dated subordinated liabilities						31,100	32,352
Total subordinated liabilities	£ 33,425	£ 33,425		£ 35,327		£ 32,005	£ 33,425

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail.